Other income - net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Income Expense [Abstract]
Summary of Other Income

Other expenses (incomes) are comprised of the following as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Insurance recovery	Ps.	(6,295)	Ps.	(12,971)	Ps.	(6,326)
Sale of fixed assets		(5,365)		(87,880)		(12,616)
Cancellation of non-eligible liabilities and provisions		(24,948)		(25,220)		(30,792)
Other income		(27,724)		(102,467)		(77,670)
Total of other income		(64,332)		(228,538)		(127,404)

Repair of damage from natural disasters		18,262		4,857		10,177
Cost of retirement and disposal of fixed assets		5,339		45,890		14,274
Other expenses		24,855		72,715		16,549
Total other expenses		48,456		123,462		41,000
Other expense (income) – Net	Ps.	(15,876)	Ps.	(105,076)	Ps.	(86,404)